Company Information	12 Months Ended
Dec. 31, 2025
Company Information [Abstract]
Company Information
1.	Company Information:

Banco de Chile (“The Bank”) has been authorized to operate as a commercial bank since September 17, 1996, being, in conformity with the stipulations of Article 25 of Law No. 19,396, the legal successor of Banco de Chile, resulting from the merger of Banco Nacional de Chile, Banco Agrícola, and Banco de Valparaíso, which was incorporated by public deed dated October 28, 1893, executed before the Notary Public of Santiago, Mr. Eduardo Reyes Lavalle, and authorized by Supreme Decree dated November 28, 1893.

The Bank is a Corporation organized under the laws of the Republic of Chile, regulated by the Chilean Commission for the Financial Market (“CMF”). Since 2001, it is subject to the supervision of the Securities and Exchange Commission of the United States of America (“SEC”), in consideration of the fact that the Bank is registered on the New York Stock Exchange (“NYSE”), through a program of American Depositary Receipt (“ADR”).

Banco de Chile offers a broad range of banking services to its customers, ranging from individuals to large corporations. Additionally, the Bank offers international as well as treasury banking services, in addition to those offered by subsidiaries that include securities brokerage, mutual fund and investment management, insurance brokerage and financial advisory services.

Banco de Chile’s registered office is located at Ahumada 251, Santiago, Chile and its website is www.bancochile.cl.